Loans Receivable and Allowance for Loan Losses - Impaired Loans, None of Which had Related Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total impaired loans, Recorded Investment	$ 842	$ 779	$ 1,165
Total impaired loans, Unpaid Principal Balance	1,040	969	1,375
Total impaired loans, Average Recorded Investment	705	846	1,433
Total impaired loans, Interest Income Recognized	36	31	78
Real Estate [Member] | One-to-Four Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance recorded, Recorded Investment	387	528	909
With no related allowance recorded, Unpaid Principal Balance	558	718	1,119
With no related allowance recorded, Average Recorded Investment	376	593	1,104
With no related allowance recorded, Interest Income Recognized	17	19	50
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance recorded, Recorded Investment	208
With no related allowance recorded, Unpaid Principal Balance	235
With no related allowance recorded, Average Recorded Investment	80
With no related allowance recorded, Interest Income Recognized	7
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance recorded, Recorded Investment	247	251	256
With no related allowance recorded, Unpaid Principal Balance	247	251	256
With no related allowance recorded, Average Recorded Investment	249	253	329
With no related allowance recorded, Interest Income Recognized	$ 12	$ 12	$ 28